Commitments	12 Months Ended
Dec. 31, 2023
Notes to Consolidated Financial Statements [Abstract]
Commitments

 Note 26 | Commitments

	Principal Portion and
	Estimated Interest
	Lease	Long-Term	Purchase	Capital	Other
December 31, 2023	Liabilities	Debt	Commitments	Commitments	Commitments	Total
Within 1 year	368	966	938	153	188	2,613
1 to 3 years	484	2,324	249	19	221	3,297
3 to 5 years	222	1,556	57	‐	149	1,984
Over 5 years	451	10,493	106	‐	157	11,207
Total	1,525	15,339	1,350	172	715	19,101

Purchase Commitments

In 2023, we renewed our natural gas purchase agreement in Trinidad. The agreement is a minimum take or pay arrangement providing for approximately 75 percent of the expected requirements of the Trinidad ammonia complex and provides for prices that vary primarily with benchmark ammonia prices and annual escalating floor prices. The commitments included in the foregoing table are based on floor prices and minimum purchase quantities.

Profertil has various natural gas contracts denominated in US dollars that expire in 2024 and 2028 and account for virtually all of Profertil’s natural gas requirements. YPF S.A., our joint venture partner in Profertil, supplies approximately 70 percent of the natural gas under these contracts.

In 2023, we entered into natural gas pipeline transportation agreements at our Geismar plant, the latest of which expires in 2033 and accounts for approximately 90 percent of the expected natural gas requirements in Geismar.

The Carseland facility has a power cogeneration agreement expiring on December 31, 2026, which provides 60 megawatt-hours of power per hour. The price for the power is based on a fixed charge adjusted for inflation and a variable charge based on the cost of natural gas provided to the facility for power generation.

Agreements for the purchase of sulfur for use in production of phosphoric acid provide for specified purchase quantities and prices based on market rates at the time of delivery. Commitments included in the foregoing table are based on expected contract prices.

Other Commitments

Other commitments consist principally of pipeline capacity, technology service contracts, managed services contracts, throughput and various rail contracts, the latest of which expires in 2036, and mineral lease commitments, the latest of which expires in 2033.